UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-08797
                                   811-09049

Name of Fund: Merrill Lynch International Fund of Mercury Funds, Inc.
              Merrill Lynch Master International Portfolio of Mercury Master
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch International Fund of Mercury Funds, Inc. and Merrill Lynch Master International Portfolio of Mercury Master Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/06

Date of reporting period: 06/01/05 - 11/30/05

Item 1 - Report to Stockholders

                             Merrill Lynch
                             International Fund
                             Of Mercury Funds, Inc.

                             Semi-Annual Report
                             November 30, 2005

Merrill Lynch International Fund

Officers and Directors/Trustees

Robert C. Doll, Jr., Director/Trustee and President
David O. Beim, Director/Trustee
James T. Flynn, Director/Trustee
W. Carl Kester, Director/Trustee
Karen P. Robards, Director/Trustee
Donald C. Burke, Vice President and Treasurer
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


2       MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005

A Letter From the President

Dear Shareholder

As the financial markets continued to muddle their way through 2005, the Federal Reserve Board (the Fed) advanced its monetary tightening campaign full steam ahead. The 13th consecutive interest rate hike since June 2004 came on December 13, bringing the target federal funds rate to 4.25%. Oil prices, after reaching record highs on more than one occasion over the past several months, moderated somewhat by period-end, as did inflation expectations. Against this backdrop, most major market indexes managed to post positive results for the current reporting period:

Total Returns as of November 30, 2005                                    6-month         12-month
=================================================================================================
U.S. equities (Standard & Poor's 500 Index)                              + 5.88%          + 8.44%
-------------------------------------------------------------------------------------------------
Small-cap U.S. equities (Russell 2000 Index)                             +10.47           + 8.14
-------------------------------------------------------------------------------------------------
International equities (MSCI Europe Australasia Far East Index)          +11.23           +13.25
-------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)                      - 0.48           + 2.40
-------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)           + 0.36           + 3.88
-------------------------------------------------------------------------------------------------
High yield bonds (Credit Suisse First Boston High Yield Index)           + 2.33           + 2.94
-------------------------------------------------------------------------------------------------

With the kick-off of the holiday shopping season, attention turned to the consumer, who has remained resilient even amid high energy prices and rising interest rates. Some observers surmise that a slowdown in residential real estate may ultimately contribute to a weakening in consumer spending. At this juncture, the outlook remains unclear.

Equity markets moved sideways for much of 2005, notwithstanding a strong rally in the middle of the fourth quarter. Corporate earnings have continued to surprise on the upside and company profit margins remain high, as does productivity. On the other hand, high energy prices, more Fed interest rate hikes, a consumer slowdown and/or the potential for slower earnings growth pose the greatest risks to U.S. stocks. Internationally, many markets have benefited from strong economic statistics, trade surpluses and solid finances. Emerging markets have had a particularly strong year, partly reflecting high economic growth rates and positive financial reforms.

The bond market continued to be characterized by a flattening yield curve. The difference between the two-year and 10-year Treasury yield was just seven basis points (.07%) at period-end, compared to 40 basis points six months ago and 134 basis points 12 months ago.

Navigating the financial markets can be a challenge, particularly during uncertain times. With that in mind, we invite you to visit our online magazine at www.mlim.ml.com/shareholdermagazine. Shareholder is a publication designed to provide insights on investing and timely "food for thought" for investors. We are pleased to make the magazine available online, where we are able to expand our reach in terms of content and readership.

As always, we thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                            Sincerely,


                                            /s/ Robert C. Doll, Jr.

                                            Robert C. Doll, Jr.
                                            Director/Trustee and President


        MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005              3

A Discussion With Your Fund's Portfolio Managers

      We maintain a bias toward higher-quality stocks, as we expect investors could become increasingly attracted to companies demonstrating sustainable earnings strength, particularly as overall corporate earnings growth slows.

How did the Fund perform during the period?

For the six-month period ended November 30, 2005, Merrill Lynch International Fund's Class A, Class B, Class C and Class I Shares had total returns of +10.80%, +10.27%, +10.23% and +10.89%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) For the same period, the Fund's benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, returned +11.23% and its comparable Lipper category of International Large-Cap Core Funds posted an average return of +11.19%. (Funds in this Lipper category invest at least 75% of their equity assets in companies outside the United States with market capitalizations, on a three-year weighted basis, greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index.)

The main positive contribution to the Fund's performance came from the financials sector. Our overweighting of Japanese banks, such as Mitsubishi Tokyo Financial Group, Inc. and Sumitomo Mitsui Financial Group, Inc., proved beneficial as sentiment about the domestic economy improved and investors anticipated some normalization of interest rates (that is, rising from zero). A further benefit came from our holding in Swiss insurer Zurich Financial Services AG, which performed well after delivering better-than-expected results, in part due to a stronger pricing environment.

The Fund also was well positioned to benefit from higher oil prices, given our overweighting of the sector for most of the period. Our positions in Statoil ASA (Norway) and Petroleo Brasileiro SA (Brazil) outperformed as investors recognized the companies' production-growth potential. Our holding in Brazilian mining company Companhia Vale do Rio Doce, one of the world's few high-quality iron ore producers, also outperformed. Investors anticipated that growth in Chinese demand would continue to support strong pricing power.

Within the consumer discretionary sector, our investment in Japan's Toyota Motor Corp. performed well. Investors anticipated a likely increase in domestic demand prompted by optimism for Japanese economic growth and Toyota's new product offerings.

These positives were partially offset by a negative contribution from our investments in the information technology sector. Lower-quality, more speculative shares outperformed in Japan as increasing optimism on the economy drove investors' appetites for riskier shares. This proved detrimental to relative results given the Fund's bias toward higher-quality shares with more sustainable earnings growth potential.

Describe market conditions during the period.

International equity markets rose strongly during the past six months, despite record oil prices. Sustained economic growth in the United States together with benign core inflation data set a positive tone for the markets as investors came to believe that short-term interest rates were probably close to their peak. European equity markets performed well on the back of strong corporate earnings and improving economic sentiment. Germany was one of the better-performing markets, despite concerns that a weak coalition government could slow the pace of economic reform in that country. Toward the end of the period, concerns about inflation led to speculation that Eurozone interest rates would rise sooner than expected.

Japan was the best-performing major region. The combination of Prime Minister Koizumi's clear election victory and improving economic data increased optimism for growth and the end of deflation. Chinese growth in gross domestic product remained strong, boosting many exporters within the Pacific region and supporting global demand for energy and materials.


4       MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005

What changes were made to the Portfolio during the period?

Within the consumer staples sector, we initiated a position in British American Tobacco Plc. Our analysis suggested the company's valuation did not reflect the attractive growth opportunities available in emerging markets and the potential to pass on incremental price increases to customers. Also in consumer staples, we initiated a position in InBev NV, an international brewing company headquartered in Belgium. We anticipated that the company's share price could benefit from strong growth in Latin American markets and management's efforts to reduce operating costs in slower-growing developed markets.

In the financials sector, we increased our weighting in Japanese banks. Our analysis suggested that valuations in this space did not fully reflect the positive growth prospects for the Japanese economy and the subsequent potential for loan growth. In health care, we sold our holding in U.K.-based pharmaceutical company AstraZeneca following its strong performance. The shares appeared fairly valued, and we had also become more concerned about potential patent challenges to key drugs.

How would you characterize the Portfolio's position at the close of the period?

We expect global economic growth to moderate against a background of gently rising interest rates and subdued inflation. While equity valuations as a whole appear fair, they seem unusually compressed, as investors do not seem to be making sufficient price distinctions for quality or risk. As aggregate corporate earnings growth slows, we expect that investors could become increasingly attracted to companies that demonstrate sustainable earnings strength. Therefore, we maintain our bias toward higher-quality shares.

The Portfolio's investments are oriented toward companies that are likely to benefit from sustained corporate spending -- such as media, office equipment and investment banking companies -- and away from companies dependent on greater consumer spending in the West, where we have concerns over the impact of rising interest rates and energy costs. Concerns about high valuations have led us to underweight technology hardware, industrials and materials stocks. Conversely, attractive opportunities in the food, beverage and tobacco; banking; and insurance sectors have led us to establish overweightings in those areas. Of final note, our "bottom-up" company analysis has led us to overweightings in emerging market and Japanese shares and underweightings in European shares relative to the MSCI EAFE Index.

Richard Turnill
Portfolio Manager

Susan Chan
Portfolio Manager

December 15, 2005

--------------------------------------------------------------------------------
We are pleased to announce that, as of December 13, 2005, Richard Turnill and Susan Chan assumed joint responsibility for the day-to-day management of the Fund's portfolio and the selection of its investments. Mr. Turnill is a Managing Director of Merrill Lynch Investment Managers (MLIM) and has been Head of the Investment Adviser's Global Equity Team since December 2005. He joined MLIM in 1996 as Group Economist and became a member of MLIM's Central Strategy Group in 1999. In 2001, he became Head of MLIM's Asset Allocation and Economics Team and in 2004 was also appointed Chief Investment Officer for Merrill Lynch's Global Private Client discretionary business in the EMEA Pacific region. Ms. Chan is a Director of MLIM and a CFA(R) charterholder. She joined MLIM in 1998 and, after an initial attachment to the North American Equity Team, joined the Global Team in 1999.
--------------------------------------------------------------------------------

CFA(R) is a registered trademark owned by the CFA Institute.


        MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005              5

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund through multiple pricing alternatives.

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and an account maintenance fee of 0.25% per year (but no distribution fee).

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. These shares automatically convert to Class A Shares after approximately eight years.

o Class C Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase. Performance data does not reflect this potential fee. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                        6-Month            12-Month        Since Inception
As of November 30, 2005                               Total Return       Total Return       Total Return
==========================================================================================================
ML International Fund Class A Shares*                    +10.80%            +12.38%            +18.59%
----------------------------------------------------------------------------------------------------------
ML International Fund Class B Shares*                    +10.27             +11.44             +12.15
----------------------------------------------------------------------------------------------------------
ML International Fund Class C Shares*                    +10.23             +11.40             +12.11
----------------------------------------------------------------------------------------------------------
ML International Fund Class I Shares*                    +10.89             +12.69             +20.73
----------------------------------------------------------------------------------------------------------
MSCI Europe, Australasia and Far East Index**            +11.23             +13.25             +42.16
----------------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if sales charges were included. Cumulative total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 10/30/98.
** This unmanaged broad-based Index measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East. Since inception total return is from 10/30/98.


6       MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005

Performance Data (concluded)

        Average Annual Total Return

                                                 Return Without    Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 11/30/05                             +12.38%          +6.48%
--------------------------------------------------------------------------------
Five Years Ended 11/30/05                           + 1.50           +0.41
--------------------------------------------------------------------------------
Inception (10/30/98)
through 11/30/05                                    + 2.44           +1.66
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                     Return          Return
                                                  Without CDSC     With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 11/30/05                             +11.44%          +7.44%
--------------------------------------------------------------------------------
Five Years Ended 11/30/05                           + 0.70           +0.31
--------------------------------------------------------------------------------
Inception (10/30/98)
through 11/30/05                                    + 1.63           +1.63
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

                                                     Return          Return
                                                  Without CDSC     With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 11/30/05                             +11.40%          +10.40%
--------------------------------------------------------------------------------
Five Years Ended 11/30/05                           + 0.69           + 0.69
--------------------------------------------------------------------------------
Inception (10/30/98)
through 11/30/05                                    + 1.63           + 1.63
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

                                                 Return Without    Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 11/30/05                             +12.69%          +6.77%
--------------------------------------------------------------------------------
Five Years Ended 11/30/05                           + 1.76           +0.67
--------------------------------------------------------------------------------
Inception (10/30/98)
through 11/30/05                                    + 2.69           +1.92
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.


        MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005              7

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on June 1, 2005 and held through November 30, 2005) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                               Expenses Paid
                                                            Beginning          Ending        During the Period*
                                                          Account Value     Account Value      June 1, 2005 to
                                                          June 1, 2005    November 30, 2005   November 30, 2005
===============================================================================================================
Actual
===============================================================================================================
Class A                                                      $1,000            $1,108.0           $10.73
---------------------------------------------------------------------------------------------------------------
Class B                                                      $1,000            $1,102.7           $14.86
---------------------------------------------------------------------------------------------------------------
Class C                                                      $1,000            $1,102.3           $14.86
---------------------------------------------------------------------------------------------------------------
Class I                                                      $1,000            $1,108.9           $ 9.46
===============================================================================================================
Hypothetical (5% annual return before expenses)**
===============================================================================================================
Class A                                                      $1,000            $1,014.8           $10.25
---------------------------------------------------------------------------------------------------------------
Class B                                                      $1,000            $1,010.9           $14.22
---------------------------------------------------------------------------------------------------------------
Class C                                                      $1,000            $1,010.9           $14.22
---------------------------------------------------------------------------------------------------------------
Class I                                                      $1,000            $1,016.0           $ 9.05
---------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (2.03% for Class A, 2.82% for Class B, 2.82% for Class C and 1.79% for Class I), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


8       MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005

Statement of Assets and Liabilities             Merrill Lynch International Fund

As of November 30, 2005
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Investment in Merrill Lynch Master International Portfolio (the
                        "Portfolio"), at value (identified cost--$95,436,905) ..................                      $ 121,838,711
                       Prepaid expenses ........................................................                             46,407
                                                                                                                      -------------
                       Total assets ............................................................                        121,885,118
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Other affiliates .....................................................    $      87,900
                          Distributor ..........................................................           79,605
                          Administrator ........................................................           21,761           189,266
                                                                                                    -------------
                       Accrued expenses ........................................................                             25,631
                                                                                                                      -------------
                       Total liabilities .......................................................                            214,897
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets ..............................................................                      $ 121,670,221
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
                       Class A Shares of Common Stock, $.0001 par value, 100,000,000 shares
                        authorized .............................................................                      $         164
                       Class B Shares of Common Stock, $.0001 par value, 100,000,000 shares
                        authorized .............................................................                                661
                       Class C Shares of Common Stock, $.0001 par value, 100,000,000 shares
                        authorized .............................................................                                217
                       Class I Shares of Common Stock, $.0001 par value, 100,000,000 shares
                        authorized .............................................................                                106
                       Paid-in capital in excess of par ........................................                        189,779,384
                       Accumulated investment loss--net ........................................    $    (593,305)
                       Accumulated realized capital losses allocated from the Portfolio--net ...      (93,918,812)
                       Unrealized appreciation allocated from the Portfolio--net ...............       26,401,806
                                                                                                    -------------
                       Total accumulated losses--net ...........................................                        (68,110,311)
                                                                                                                      -------------
                       Net Assets ..............................................................                      $ 121,670,221
                                                                                                                      =============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Class A--Based on net assets of $17,872,870 and 1,638,882 shares
                        outstanding ............................................................                      $       10.91
                                                                                                                      =============
                       Class B--Based on net assets of $69,377,436 and 6,612,254 shares
                        outstanding ............................................................                      $       10.49
                                                                                                                      =============
                       Class C--Based on net assets of $22,751,532 and 2,168,465 shares
                        outstanding ............................................................                      $       10.49
                                                                                                                      =============
                       Class I--Based on net assets of $11,668,383 and 1,061,041 shares
                        outstanding ............................................................                      $       11.00
                                                                                                                      =============

      See Notes to Financial Statements.


        MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005              9

Statement of Operations                         Merrill Lynch International Fund

For the Six Months Ended November 30, 2005
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
                       Net investment income allocated from the Portfolio:
                          Dividends ............................................................                      $   1,459,737
                          Interest from affiliates .............................................                             10,688
                          Securities lending--net ..............................................                              2,201
                          Expenses .............................................................                           (609,395)
                                                                                                                      -------------
                       Total income ............................................................                            863,231
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
                       Account maintenance and distribution fees--Class B ......................    $     348,954
                       Transfer agent fees--Class B ............................................          158,163
                       Administration fees .....................................................          153,148
                       Account maintenance and distribution fees--Class C ......................          114,934
                       Transfer agent fees--Class C ............................................           53,005
                       Transfer agent fees--Class A ............................................           37,260
                       Printing and shareholder reports ........................................           28,115
                       Transfer agent fees--Class I ............................................           25,613
                       Account maintenance fees--Class A .......................................           22,038
                       Registration fees .......................................................           20,991
                       Professional fees .......................................................           16,364
                       Other ...................................................................            6,496
                                                                                                    -------------
                       Total expenses ..........................................................                            985,081
                                                                                                                      -------------
                       Investment loss--net ....................................................                           (121,850)
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) Allocated from the Portfolio--Net
-----------------------------------------------------------------------------------------------------------------------------------
                       Realized gain (loss) on:
                          Investments--net .....................................................        8,870,157
                          Foreign currency transactions--net ...................................          (25,623)        8,844,534
                                                                                                    -------------
                       Change in unrealized appreciation/depreciation on:
                          Investments--net .....................................................        3,446,592
                          Foreign currency transactions--net ...................................          (25,454)        3,421,138
                                                                                                    -------------------------------
                       Total realized and unrealized gain--net .................................                         12,265,672
                                                                                                                      -------------
                       Net Increase in Net Assets Resulting from Operations ....................                      $  12,143,822
                                                                                                                      =============

      See Notes to Financial Statements.


10      MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005

Statements of Changes in Net Assets             Merrill Lynch International Fund

                                                                                                      For the Six        For the
                                                                                                     Months Ended       Year Ended
                                                                                                     November 30,         May 31,
Increase (Decrease) in Net Assets:                                                                       2005              2005
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
                       Investment loss--net ....................................................    $    (121,850)    $     (69,382)
                       Realized gain--net ......................................................        8,844,534        17,797,795
                       Change in unrealized appreciation/depreciation--net .....................        3,421,138          (465,176)
                                                                                                    -------------------------------
                       Net increase in net assets resulting from operations ....................       12,143,822        17,263,237
                                                                                                    -------------------------------
===================================================================================================================================
Dividends to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net:
                          Class A ..............................................................         (164,109)          (20,937)
                          Class B ..............................................................         (205,455)               --
                          Class C ..............................................................          (58,117)               --
                          Class I ..............................................................         (159,545)          (43,937)
                                                                                                    -------------------------------
                       Net decrease in net assets resulting from dividends to shareholders .....         (587,226)          (64,874)
                                                                                                    -------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
                       Net decrease in net assets derived from capital share transactions ......      (12,112,534)      (41,513,114)
                                                                                                    -------------------------------
===================================================================================================================================
Redemption Fees
-----------------------------------------------------------------------------------------------------------------------------------
                       Redemption fees .........................................................              224               144
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Total decrease in net assets ............................................         (555,714)      (24,314,607)
                       Beginning of period .....................................................      122,225,935       146,540,542
                                                                                                    -------------------------------
                       End of period* ..........................................................    $ 121,670,221     $ 122,225,935
                                                                                                    ===============================
                          * Undistributed (accumulated) investment income (loss)--net ..........    $    (593,305)    $     115,771
                                                                                                    ===============================

      See Notes to Financial Statements.


        MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005             11

Financial Highlights                            Merrill Lynch International Fund

                                                                                               Class A
                                                                   ---------------------------------------------------------------
                                                                   For the Six
                                                                   Months Ended              For the Year Ended May 31,
The following per share data and ratios have been derived          November 30,    -----------------------------------------------
from information provided in the financial statements.                 2005          2005         2004         2003         2002
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period .......  $   9.94      $   8.80     $   7.34     $   8.45     $   9.44
                                                                     -------------------------------------------------------------
                       Investment income--net** ...................       .02           .03          .04          .03           --+
                       Realized and unrealized gain (loss)--net ...      1.05@@        1.12@@       1.42        (1.14)        (.99)
                                                                     -------------------------------------------------------------
                       Total from investment operations ...........      1.07          1.15         1.46        (1.11)        (.99)
                                                                     -------------------------------------------------------------
                       Less dividends from investment income--net .      (.10)         (.01)          --           --           --
                                                                     -------------------------------------------------------------
                       Net asset value, end of period .............  $  10.91      $   9.94     $   8.80     $   7.34     $   8.45
                                                                     =============================================================
==================================================================================================================================
Total Investment Return***
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .........     10.80%@       13.04%       19.89%      (13.14%)     (10.49%)
                                                                     =============================================================
==================================================================================================================================
Ratios to Average Net Assets++
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses ...................................      2.03%*        1.97%        2.00%        2.02%        1.87%
                                                                     =============================================================
                       Investment income--net .....................       .37%*         .30%         .55%         .48%         .06%
                                                                     =============================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ...  $ 17,873      $ 18,058     $ 28,428     $ 27,838     $ 33,815
                                                                     =============================================================
                       Portfolio turnover of the Portfolio ........     35.89%        48.76%       73.55%      132.93%      140.65%
                                                                     =============================================================

*     Annualized.
**    Based on average shares outstanding.
***   Total investment returns exclude the effects of sales charges.
+     Amount is less than $.01 per share.
++ Includes the Fund's share of the Portfolio's allocated expenses and/or investment income--net.
@     Aggregate total investment return.
@@    Includes redemption fees, which are less than $.01 per share.

      See Notes to Financial Statements.


12      MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005

Financial Highlights (continued)                Merrill Lynch International Fund

                                                                                               Class B
                                                                   ---------------------------------------------------------------
                                                                   For the Six
                                                                   Months Ended              For the Year Ended May 31,
The following per share data and ratios have been derived          November 30,    -----------------------------------------------
from information provided in the financial statements.                 2005          2005         2004         2003         2002
==================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period .....    $   9.54      $   8.51     $   7.14     $   8.29     $   9.34
                                                                     -------------------------------------------------------------
                       Investment loss--net** ...................        (.02)         (.02)        (.02)        (.02)        (.06)
                       Realized and unrealized gain (loss)--net .        1.00@@        1.05@@       1.39        (1.13)        (.99)
                                                                     -------------------------------------------------------------
                       Total from investment operations .........         .98          1.03         1.37        (1.15)       (1.05)
                                                                     -------------------------------------------------------------
                       Less dividends from investment income--net        (.03)           --           --           --           --
                                                                     -------------------------------------------------------------
                       Net asset value, end of period ...........    $  10.49      $   9.54     $   8.51     $   7.14     $   8.29
                                                                     =============================================================
==================================================================================================================================
Total Investment Return***
-----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .......       10.27%@       12.10%       19.19%      (13.87%)     (11.24%)
                                                                     =============================================================
==================================================================================================================================
Ratios to Average Net Assets+
-----------------------------------------------------------------------------------------------------------------------------------
                       Expenses .................................        2.82%*        2.75%        2.80%        2.82%        2.64%
                                                                     =============================================================
                       Investment loss--net .....................        (.41%)*       (.24%)       (.25%)       (.36%)       (.77%)
                                                                     =============================================================
==================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) .    $ 69,377      $ 69,342     $ 76,727     $ 75,953     $112,586
                                                                     =============================================================
                       Portfolio turnover of the Portfolio ......       35.89%        48.76%       73.55%      132.93%      140.65%
                                                                     =============================================================

*     Annualized.
**    Based on average shares outstanding.
***   Total investment returns exclude the effects of sales charges.
+ Includes the Fund's share of the Portfolio's allocated expenses and/or investment income--net.
@     Aggregate total investment return.
@@    Includes redemption fees, which are less than $.01 per share.

      See Notes to Financial Statements.


        MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005             13

Financial Highlights (continued)                Merrill Lynch International Fund

                                                                                               Class C
                                                                   ---------------------------------------------------------------
                                                                   For the Six
                                                                   Months Ended              For the Year Ended May 31,
The following per share data and ratios have been derived          November 30,    -----------------------------------------------
from information provided in the financial statements.                 2005          2005         2004         2003         2002
==================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period .......  $   9.54      $   8.51     $   7.14     $   8.29     $   9.34
                                                                     -------------------------------------------------------------
                       Investment loss--net** .....................      (.02)         (.02)        (.02)        (.03)        (.07)
                       Realized and unrealized gain (loss)--net ...      1.00@@        1.05@@       1.39        (1.12)        (.98)
                                                                     -------------------------------------------------------------
                       Total from investment operations ...........       .98          1.03         1.37        (1.15)       (1.05)
                                                                     -------------------------------------------------------------
                       Less dividends from investment income--net .      (.03)           --           --           --           --
                                                                     -------------------------------------------------------------
                       Net asset value, end of period .............  $  10.49      $   9.54     $   8.51     $   7.14     $   8.29
                                                                     =============================================================
==================================================================================================================================
Total Investment Return***
-----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .........     10.23%@       12.10%       19.19%      (13.87%)     (11.24%)
                                                                     =============================================================
==================================================================================================================================
Ratios to Average Net Assets+
-----------------------------------------------------------------------------------------------------------------------------------
                       Expenses ...................................      2.82%*        2.76%        2.82%        2.82%        2.64%
                                                                     =============================================================
                       Investment loss--net .......................      (.42%)*       (.27%)       (.29%)       (.42%)       (.83%)
                                                                     =============================================================
==================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ...  $ 22,752      $ 22,879     $ 27,485     $ 32,018     $ 56,945
                                                                     =============================================================
                       Portfolio turnover of the Portfolio ........     35.89%        48.76%       73.55%      132.93%      140.65%
                                                                     =============================================================

*     Annualized.
**    Based on average shares outstanding.
***   Total investment returns exclude the effects of sales charges.
+ Includes the Fund's share of the Portfolio's allocated expenses and/or investment income--net.
@     Aggregate total investment return.
@@    Includes redemption fees, which are less than $.01 per share.

      See Notes to Financial Statements.


14      MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005

Financial Highlights (concluded)                Merrill Lynch International Fund

                                                                                               Class I
                                                                   ---------------------------------------------------------------
                                                                   For the Six
                                                                   Months Ended              For the Year Ended May 31,
The following per share data and ratios have been derived          November 30,    -----------------------------------------------
from information provided in the financial statements.                 2005          2005         2004         2003         2002
==================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period .......  $  10.05      $   8.90     $   7.40     $   8.49     $   9.47
                                                                     -------------------------------------------------------------
                       Investment income--net** ...................       .03           .07          .06          .05          .02
                       Realized and unrealized gain (loss)--net ...      1.06@@        1.11@@       1.44        (1.14)       (1.00)
                                                                     -------------------------------------------------------------
                       Total from investment operations ...........      1.09          1.18         1.50        (1.09)        (.98)
                                                                     -------------------------------------------------------------
                       Less dividends from investment income--net .      (.14)         (.03)          --           --           --
                                                                     -------------------------------------------------------------
                       Net asset value, end of period .............  $  11.00      $  10.05     $   8.90     $   7.40     $   8.49
                                                                     =============================================================
==================================================================================================================================
Total Investment Return***
-----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .........     10.89%@       13.31%       20.27%      (12.84%)     (10.35%)
                                                                     =============================================================
==================================================================================================================================
Ratios to Average Net Assets+
-----------------------------------------------------------------------------------------------------------------------------------
                       Expenses ...................................      1.79%*        1.72%        1.77%        1.77%        1.61%
                                                                     =============================================================
                       Investment income--net .....................       .63%*         .76%         .75%         .67%         .22%
                                                                     =============================================================
==================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ...  $ 11,668      $ 11,946     $ 13,901     $ 15,957     $ 25,281
                                                                     =============================================================
                       Portfolio turnover of the Portfolio ........     35.89%        48.76%       73.55%      132.93%      140.65%
                                                                     =============================================================

*     Annualized.
**    Based on average shares outstanding.
***   Total investment returns exclude the effects of sales charges.
+ Includes the Fund's share of the Portfolio's allocated expenses and/or investment income--net.
@     Aggregate total investment return.
@@    Includes redemption fees, which are less than $.01 per share.

      See Notes to Financial Statements.


        MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005             15

Notes to Financial Statements                   Merrill Lynch International Fund

1. Significant Accounting Policies:

Merrill Lynch International Fund (the "Fund") is a series of Mercury Funds, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective and strategies by investing all of its assets in Merrill Lynch Master International Portfolio (the "Portfolio") of Mercury Master Trust (the "Trust"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at November 30, 2005 was 100%. The Fund offers multiple classes of shares. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B shareholders may vote on certain changes to the Class A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in
Note 1(a) of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Portfolio are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                       Account      Distribution
                                                   Maintenance Fee      Fee
--------------------------------------------------------------------------------
Class A ..................................               .25%            --
Class B ..................................               .25%           .75%
Class C ..................................               .25%           .75%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, also provides account maintenance and


16      MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005

Notes to Financial Statements (continued)       Merrill Lynch International Fund

distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B, and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended November 30, 2005, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:

--------------------------------------------------------------------------------
                                                        FAMD              MLPF&S
--------------------------------------------------------------------------------
Class A ................................              $  356              $4,086
Class I ................................              $    1              $   19
--------------------------------------------------------------------------------

For the six months ended November 30, 2005, MLPF&S received contingent deferred sales charges of $9,947 and $26 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Corporation are officers and/or directors or trustees of the Trust, FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Capital Share Transactions:

Net decrease in net assets derived from capital share transactions was $12,112,534 and $41,513,114 for the six months ended November 30, 2005 and the year ended May 31, 2005, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended November 30, 2005                               Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..............................           215,147       $  2,270,358
Automatic conversion of shares ...........            66,012            703,214
Shares issued to shareholders
   in reinvestment of dividends ..........            14,746            156,452
                                                -------------------------------
Total issued .............................           295,905          3,130,024
Shares redeemed ..........................          (473,232)        (4,963,560)
                                                -------------------------------
Net decrease .............................          (177,327)      $ (1,833,536)
                                                ===============================

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended May 31, 2005                                    Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..............................           837,025       $  8,105,322
Automatic conversion of shares ...........           138,466          1,278,915
Shares issued to shareholders
   in reinvestment of dividends ..........             2,364             20,213
                                                -------------------------------
Total issued .............................           977,855          9,404,450
Shares redeemed ..........................        (2,390,353)       (23,663,416)
                                                -------------------------------
Net decrease .............................        (1,412,498)      $(14,258,966)
                                                ===============================

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended November 30, 2005                               Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..............................           739,352       $  7,450,614
Shares issued to shareholders in
   reinvestment of dividends .............            18,187            186,232
                                                -------------------------------
Total issued .............................           757,539          7,636,846
                                                -------------------------------
Shares redeemed ..........................        (1,344,741)       (13,526,283)
Automatic conversion of shares ...........           (68,539)          (703,214)
                                                -------------------------------
Total redeemed ...........................        (1,413,280)       (14,229,497)
                                                -------------------------------
Net decrease .............................          (655,741)      $ (6,592,651)
                                                ===============================

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended May 31, 2005                                    Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..............................         1,787,227       $ 16,682,347
                                                -------------------------------
Automatic conversion of shares ...........          (143,674)        (1,278,915)
Shares redeemed ..........................        (3,393,776)       (31,449,828)
                                                -------------------------------
Total redeemed ...........................        (3,537,450)       (32,728,743)
                                                -------------------------------
Net decrease .............................        (1,750,223)      $(16,046,396)
                                                ===============================

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended November 30, 2005                               Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..............................            41,467       $    425,795
Shares issued to shareholders
   in reinvestment of dividends ..........             4,859             49,761
                                                -------------------------------
Total issued .............................            46,326            475,556
Shares redeemed ..........................          (276,886)        (2,789,644)
                                                -------------------------------
Net decrease .............................          (230,560)      $ (2,314,088)
                                                ===============================

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended May 31, 2005                                    Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..............................            62,743       $    580,449
Shares redeemed ..........................          (895,180)        (8,161,700)
                                                -------------------------------
Net decrease .............................          (832,437)      $ (7,581,251)
                                                ===============================


        MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005             17

Notes to Financial Statements (concluded)       Merrill Lynch International Fund

--------------------------------------------------------------------------------
Class I Shares for the Six Months                                     Dollar
Ended November 30, 2005                               Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..............................            76,881       $    809,283
Shares issued to shareholders
   in reinvestment of dividends ..........            13,226            141,516
                                                -------------------------------
Total issued .............................            90,107            950,799
Shares redeemed ..........................          (217,732)        (2,323,058)
                                                -------------------------------
Net decrease .............................          (127,625)      $ (1,372,259)
                                                ===============================

--------------------------------------------------------------------------------
Class I Shares for the Year                                           Dollar
Ended May 31, 2005                                    Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..............................            29,555       $    287,720
Shares issued to shareholders
   in reinvestment of dividends ..........             4,361             37,592
                                                -------------------------------
Total issued .............................            33,916            325,312
Shares redeemed ..........................          (407,184)        (3,951,813)
                                                -------------------------------
Net decrease .............................          (373,268)      $ (3,626,501)
                                                ===============================

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase or exchange. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.

5. Capital Loss Carryforward:

On May 31, 2005, the Fund had a net capital loss carryforward of $102,092,795, of which $55,329,743 expires in 2010 and $46,763,052 expires in 2011. This amount will be available to offset like amounts of any future taxable gains.

Portfolio Information as of November 30, 2005
                                    Merrill Lynch Master International Portfolio

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Total SA .....................................................            3.7%
Toyota Motor Corp. ...........................................            3.3
UBS AG Registered Shares .....................................            3.1
Mitsubishi Tokyo Financial Group, Inc. .......................            2.5
Royal Bank of Scotland Group Plc .............................            2.3
British American Tobacco Plc .................................            2.3
Novartis AG Registered Shares ................................            2.2
AXA ..........................................................            2.2
Canon, Inc. ..................................................            2.2
Barclays Plc .................................................            2.1
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Commercial Banks .............................................           17.1%
Oil, Gas & Consumable Fuels ..................................            8.5
Insurance ....................................................            6.3
Pharmaceuticals ..............................................            5.0
Capital Markets ..............................................            4.7
--------------------------------------------------------------------------------

      For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

                                                                      Percent of
Geographic Allocation                                          Total Investments
--------------------------------------------------------------------------------
Europe (Ex United Kingdom) ...................................           41.1%
Japan ........................................................           25.0
United Kingdom ...............................................           21.4
Pacific Basin/Asia (Ex Japan) ................................            7.7
Latin America ................................................            2.4
Other* .......................................................            2.4
--------------------------------------------------------------------------------
*     Includes portfolio holdings in short-term investments.

                                                                      Percent of
Ten Largest Countries                                                 Net Assets
--------------------------------------------------------------------------------
Japan ........................................................           24.9%
United Kingdom ...............................................           21.3
Switzerland ..................................................           12.8
France .......................................................            9.8
Netherlands ..................................................            5.0
Germany ......................................................            3.3
Australia ....................................................            2.8
Taiwan .......................................................            2.5
Brazil .......................................................            2.4
Norway .......................................................            2.1
--------------------------------------------------------------------------------


18      MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005

Schedule of Investments
                 Merrill Lynch Master International Portfolio  (in U.S. dollars)

                                                                                  Shares
                  Industry              Common Stocks                               Held            Value
=============================================================================================================
Europe
-------------------------------------------------------------------------------------------------------------
Belgium--1.8%
                  Beverages--1.8%
                  InBev NV                                                        53,000         $  2,243,195
                  -------------------------------------------------------------------------------------------
                  Total Common Stocks in Belgium                                                    2,243,195
=============================================================================================================
Denmark--0.9%
                  Pharmaceuticals--0.9%
                  Novo-Nordisk A/S B                                              19,653            1,056,956
                  -------------------------------------------------------------------------------------------
                  Total Common Stocks in Denmark                                                    1,056,956
=============================================================================================================
France--9.8%
                  Chemicals--1.6%
                  Air Liquide                                                     10,562            1,910,153
                  -------------------------------------------------------------------------------------------
                  Commercial Banks--1.1%
                  BNP Paribas                                                     17,090            1,353,967
                  -------------------------------------------------------------------------------------------
                  Insurance--2.2%
                  AXA   89,652                                                 2,704,748
                  -------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels--3.7%
                  Total SA                                                        18,100            4,532,415
                  -------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor
                  Equipment--1.2%
                  STMicroelectronics NV                                           82,400            1,455,243
                  -------------------------------------------------------------------------------------------
                  Total Common Stocks in France                                                    11,956,526
=============================================================================================================
Germany--3.3%
                  Health Care Equipment & Supplies--0.7%
                  Fresenius AG                                                     7,088              836,478
                  -------------------------------------------------------------------------------------------
                  Media--0.1%
                  Premiere AG (b)                                                  6,279              177,812
                  -------------------------------------------------------------------------------------------
                  Multi-Utilities--2.0%
                  RWE AG                                                          34,400            2,380,637
                  -------------------------------------------------------------------------------------------
                  Thrifts & Mortgage Finance--0.5%
                  Hypo Real Estate Holding AG                                     12,066              628,756
                  -------------------------------------------------------------------------------------------
                  Total Common Stocks in Germany                                                    4,023,683
=============================================================================================================
Ireland--1.5%
                  Commercial Banks--1.5%
                  Allied Irish Banks Plc                                          82,011            1,772,275
                  -------------------------------------------------------------------------------------------
                  Total Common Stocks in Ireland                                                    1,772,275
=============================================================================================================
Italy--1.0%
                  Commercial Banks--0.4%
                  Banco Popolare di Verona e Novara Scrl                          27,979              543,278
                  -------------------------------------------------------------------------------------------
                  Diversified Telecommunication Services--0.6%
                  FastWeb SpA (b)                                                 15,380              721,484
                  -------------------------------------------------------------------------------------------
                  Total Common Stocks in Italy                                                      1,264,762
=============================================================================================================
Luxembourg--1.3%
                  Media--1.3%
                  SES Global                                                     104,230            1,628,191
                  -------------------------------------------------------------------------------------------
                  Total Common Stocks in Luxembourg                                                 1,628,191
=============================================================================================================
Netherlands--5.0%
                  Air Freight & Logistics--0.6%
                  TNT NV                                                          28,409              767,322
                  -------------------------------------------------------------------------------------------
                  Commercial Banks--1.6%
                  ABN AMRO Holding NV                                             80,238            1,981,804
                  -------------------------------------------------------------------------------------------
                  Diversified Financial Services--1.6%
                  ING Groep NV CVA                                                59,720            1,937,603
                  -------------------------------------------------------------------------------------------
                  Food Products--1.2%
                  Royal Numico NV (b)                                             33,618            1,385,607
                  -------------------------------------------------------------------------------------------
                  Total Common Stocks in the Netherlands                                            6,072,336
=============================================================================================================
Norway--2.1%
                  Commercial Banks--1.4%
                  DNB NOR ASA                                                    162,230            1,704,717
                  -------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels--0.7%
                  Statoil ASA                                                     37,290              814,150
                  -------------------------------------------------------------------------------------------
                  Total Common Stocks in Norway                                                     2,518,867
=============================================================================================================
Poland--0.6%
                  Oil, Gas & Consumable Fuels--0.6%
                  Polski Koncern Naftowy Orlen SA (a)                             21,240              769,948
                  -------------------------------------------------------------------------------------------
                  Total Common Stocks in Poland                                                       769,948
=============================================================================================================
Spain--0.4%
                  Media--0.4%
                  Gestevision Telecinco SA                                        20,282              486,839
                  -------------------------------------------------------------------------------------------
                  Total Common Stocks in Spain                                                        486,839
=============================================================================================================
Sweden--0.5%
                  Machinery--0.5%
                  SKF AB Class B                                                  46,972              613,401
                  -------------------------------------------------------------------------------------------
                  Total Common Stocks in Sweden                                                       613,401
=============================================================================================================
Switzerland--12.8%
                  Biotechnology--0.9%
                  Serono SA                                                        1,493            1,094,780
                  -------------------------------------------------------------------------------------------
                  Capital Markets--4.7%
                  Credit Suisse Group                                             40,950            1,995,092
                  UBS AG Registered Shares                                        40,610            3,747,000
                                                                                                 ------------
                                                                                                    5,742,092
                  -------------------------------------------------------------------------------------------


        MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005             19

                 Merrill Lynch Master International Portfolio  (in U.S. dollars)


                                                                                  Shares
                  Industry              Common Stocks                               Held            Value
=============================================================================================================
Europe (continued)
-------------------------------------------------------------------------------------------------------------
Switzerland (concluded)
                  Health Care Equipment & Supplies--0.7%
                  Nobel Biocare Holding AG                                         2,318         $    528,080
                  Straumann Holding AG Registered Shares                           1,724              373,742
                                                                                                 ------------
                                                                                                      901,822
                  -------------------------------------------------------------------------------------------
                  Insurance--3.6%
                  Swiss Reinsurance Registered Shares                             26,718            1,973,390
                  Zurich Financial Services AG                                    11,700            2,389,571
                                                                                                 ------------
                                                                                                    4,362,961
                  -------------------------------------------------------------------------------------------
                  Machinery--0.6%
                  Schindler Holding AG Participation Certificates                  1,881              715,400
                  -------------------------------------------------------------------------------------------
                  Pharmaceuticals--2.3%
                  Novartis AG Registered Shares                                   52,337            2,740,960
                  -------------------------------------------------------------------------------------------
                  Total Common Stocks in Switzerland                                               15,558,015
=============================================================================================================
United Kingdom--21.3%
                  Aerospace & Defense--0.7%
                  Cobham Plc                                                     299,660              860,764
                  -------------------------------------------------------------------------------------------
                  Beverages--1.0%
                  Diageo Plc                                                      81,350            1,175,415
                  -------------------------------------------------------------------------------------------
                  Commercial Banks--4.5%
                  Barclays Plc                                                   254,791            2,603,462
                  Royal Bank of Scotland Group Plc                                99,315            2,835,607
                                                                                                 ------------
                                                                                                    5,439,069
                  -------------------------------------------------------------------------------------------
                  Household Products--1.3%
                  Reckitt Benckiser Plc                                           50,778            1,572,809
                  -------------------------------------------------------------------------------------------
                  Industrial Conglomerates--1.1%
                  Smiths Group Plc                                                78,168            1,317,453
                  -------------------------------------------------------------------------------------------
                  Insurance--0.4%
                  Prudential Plc                                                  54,017              493,060
                  -------------------------------------------------------------------------------------------
                  Internet Software & Services--0.8%
                  NDS Group Plc (a)(b)                                            22,500              930,600
                  -------------------------------------------------------------------------------------------
                  Media--0.8%
                  WPP Group Plc                                                  103,534            1,021,187
                  -------------------------------------------------------------------------------------------
                  Metals & Mining--1.5%
                  BHP Billiton Plc                                               123,700            1,854,751
                  -------------------------------------------------------------------------------------------
                  Multi-Utilities--0.7%
                  National Grid Plc                                               94,418              875,723
                  -------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels--2.4%
                  BG Group Plc                                                   187,788            1,756,349
                  BP Plc                                                         112,500            1,234,210
                                                                                                 ------------
                                                                                                    2,990,559
                  -------------------------------------------------------------------------------------------
                  Pharmaceuticals--1.8%
                  GlaxoSmithKline Plc                                             87,110            2,154,009
                  -------------------------------------------------------------------------------------------
                  Tobacco--3.3%
                  British American Tobacco Plc                                   129,600            2,825,679
                  Imperial Tobacco Group Plc                                      41,900            1,249,967
                                                                                                 ------------
                                                                                                    4,075,646
                  -------------------------------------------------------------------------------------------
                  Wireless Telecommunication Services--1.0%
                  Vodafone Group Plc                                             576,368            1,244,193
                  -------------------------------------------------------------------------------------------
                  Total Common Stocks in the United Kingdom                                        26,005,238
                  -------------------------------------------------------------------------------------------
                  Total Common Stocks in Europe--62.3%                                             75,970,232
=============================================================================================================

=============================================================================================================
Latin America
-------------------------------------------------------------------------------------------------------------
Brazil--2.4%
                  Metals & Mining--1.3%
                  Companhia Vale do Rio Doce (Preference `A' Shares) (a)          40,785            1,543,304
                  -------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels--1.1%
                  Petroleo Brasileiro SA                                          78,400            1,339,440
                  -------------------------------------------------------------------------------------------
                  Total Common Stocks in Latin America--2.4%                                        2,882,744
=============================================================================================================

=============================================================================================================
Pacific Basin/Asia
-------------------------------------------------------------------------------------------------------------
Australia--2.8%
                  Commercial Banks--1.5%
                  Commonwealth Bank of Australia                                  40,320            1,247,429
                  Westpac Banking Corp.                                           32,970              547,597
                                                                                                 ------------
                                                                                                    1,795,026
                  -------------------------------------------------------------------------------------------
                  Media--0.5%
                  APN News & Media Ltd.                                          171,100              605,337
                  -------------------------------------------------------------------------------------------
                  Metals & Mining--0.8%
                  Alumina Ltd.                                                   209,300              985,247
                  -------------------------------------------------------------------------------------------
                  Total Common Stocks in Australia                                                  3,385,610
=============================================================================================================
Hong Kong--1.2%
                  Real Estate--1.2%
                  Cheung Kong Holdings Ltd.                                      139,860            1,455,466
                  -------------------------------------------------------------------------------------------
                  Total Common Stocks in Hong Kong                                                  1,455,466
=============================================================================================================
Japan--24.9%
                  Auto Components--2.6%
                  Denso Corp.                                                     57,800            1,782,475
                  Toyota Industries Corp.                                         18,800              653,612
                  The Yokohama Rubber Co. Ltd.                                   133,000              713,602
                                                                                                 ------------
                                                                                                    3,149,689
                  -------------------------------------------------------------------------------------------
                  Automobiles--3.5%
                  Nissan Motor Co., Ltd.                                          29,500              303,986
                  Toyota Motor Corp.                                              82,400            3,987,263
                                                                                                 ------------
                                                                                                    4,291,249
                  -------------------------------------------------------------------------------------------
                  Beverages--1.0%
                  Asahi Breweries Ltd.                                            97,700            1,167,615
                  -------------------------------------------------------------------------------------------
                  Building Products--0.5%
                  Central Glass Co., Ltd.                                        101,000              565,543
                  -------------------------------------------------------------------------------------------


20      MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005

                 Merrill Lynch Master International Portfolio  (in U.S. dollars)


                                                                                  Shares
                  Industry              Common Stocks                               Held            Value
=============================================================================================================
Pacific Basin/Asia (continued)
-------------------------------------------------------------------------------------------------------------
Japan (continued)
                  Chemicals--0.8%
                  JSR Corp.                                                       21,100         $    514,914
                  Tokyo Ohka Kogyo Co., Ltd.                                      19,500              501,943
                                                                                                 ------------
                                                                                                    1,016,857
                  -------------------------------------------------------------------------------------------
                  Commercial Banks--5.1%
                  The Bank of Yokohama Ltd.                                      137,000            1,024,738
                  Mitsubishi Tokyo Financial Group, Inc.                             241            3,041,327
                  Sumitomo Mitsui Financial Group, Inc.                              235            2,219,297
                                                                                                 ------------
                                                                                                    6,285,362
                  -------------------------------------------------------------------------------------------
                  Construction & Engineering--2.3%
                  COMSYS Holdings Corp.                                          124,000            1,457,056
                  Kyowa Exeo Corporation                                          15,000              163,971
                  Obayashi Corp.                                                 161,000            1,138,323
                                                                                                 ------------
                                                                                                    2,759,350
                  -------------------------------------------------------------------------------------------
                  Consumer Finance--0.9%
                  ORIX Corp.                                                       5,300            1,145,443
                  -------------------------------------------------------------------------------------------
                  Food & Staples Retailing--0.7%
                  FamilyMart Co., Ltd.                                            27,300              809,954
                  -------------------------------------------------------------------------------------------
                  Gas Utilities--0.5%
                  Tokyo Gas Co., Ltd.                                            145,000              585,308
                  -------------------------------------------------------------------------------------------
                  Health Care Providers & Services--0.2%
                  Kobayashi Pharmaceutical Co., Ltd.                               9,700              267,519
                  -------------------------------------------------------------------------------------------
                  IT Services--0.3%
                  TIS, Inc.                                                       13,700              333,755
                  -------------------------------------------------------------------------------------------
                  Leisure Equipment & Products--0.7%
                  Namco Bandai Holdings, Inc.                                     58,000              879,779
                  -------------------------------------------------------------------------------------------
                  Machinery--0.2%
                  THK Co., Ltd.                                                    9,600              254,331
                  -------------------------------------------------------------------------------------------
                  Office Electronics--2.2%
                  Canon, Inc.                                                     47,800            2,680,523
                  -------------------------------------------------------------------------------------------
                  Software--0.5%
                  Square Enix Co. Ltd.                                            17,700              489,633
                  Sumisho Computer Systems Corp.                                  10,100              174,305
                                                                                                 ------------
                                                                                                      663,938
                  -------------------------------------------------------------------------------------------
                  Specialty Retail--0.5%
                  EDION Corp.                                                     42,400              658,032
                  -------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury Goods--0.5%
                  Onward Kashiyama Co., Ltd.                                      37,000              615,352
                  -------------------------------------------------------------------------------------------
                  Tobacco--0.9%
                  Japan Tobacco, Inc.                                                 78            1,049,517
                  -------------------------------------------------------------------------------------------
                  Trading Companies & Distributors--1.0%
                  Mitsui & Co., Ltd.                                              98,000            1,208,876
                  -------------------------------------------------------------------------------------------
                  Total Common Stocks in Japan                                                     30,387,992
=============================================================================================================
Singapore--0.8%
                  Wireless Telecommunication Services--0.8%
                  MobileOne Ltd.                                                 788,970              947,249
                  -------------------------------------------------------------------------------------------
                  Total Common Stocks in Singapore                                                    947,249
=============================================================================================================
Taiwan--2.5%
                  Communications Equipment--0.7%
                  Compal Electronics Inc. (a)                                    195,301              858,055
                  -------------------------------------------------------------------------------------------
                  Wireless Telecommunication Services--1.8%
                  Far EasTone Telecommunications Co., Ltd.                     1,441,000            1,638,111
                  Taiwan Cellular Corp.                                          649,000              575,116
                                                                                                 ------------
                                                                                                    2,213,227
                  -------------------------------------------------------------------------------------------
                  Total Common Stocks in Taiwan                                                     3,071,282
=============================================================================================================
Thailand--0.4%
                  Wireless Telecommunication Services--0.4%
                  Advanced Info Service PCL Foreign Shares                       198,700              476,938
                  -------------------------------------------------------------------------------------------
                  Total Common Stocks in Thailand                                                     476,938
                  ===========================================================================================
                  Total Common Stocks in the Pacific Basin/Asia--32.6%                             39,724,537
                  ===========================================================================================
                  Total Common Stocks (Cost--$92,213,522)--97.3%                                  118,577,513
=============================================================================================================

                                                                              Beneficial
                  Short-Term Securities                                         Interest
=============================================================================================================
                  Merrill Lynch Liquidity Series, LLC Cash
                   Sweep Series I (c)                                         $2,987,941            2,987,941
                  -------------------------------------------------------------------------------------------
                  Total Short-Term Securities (Cost--$2,987,941)--2.5%                              2,987,941
=============================================================================================================
                  Total Investments (Cost--$95,201,463*)--99.8%                                   121,565,454

                  Other Assets Less Liabilities--0.2%                                                 273,257
                                                                                                 ------------
                  Net Assets--100.0%                                                             $121,838,711
                                                                                                 ============


        MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005             21

Schedule of Investments (concluded)
                 Merrill Lynch Master International Portfolio  (in U.S. dollars)

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o Forward foreign exchange contracts as of November 30, 2005 were as follows:

--------------------------------------------------------------------------------
Foreign Currency                     Settlement                      Unrealized
Purchased                               Date                        Depreciation
--------------------------------------------------------------------------------
EUR 334,337                         December 2005                       $   (49)
GBP 446,813                         December 2005                        (1,116)
--------------------------------------------------------------------------------
Total (US$ Commitment--$1,168,499)                                       (1,165)
--------------------------------------------------------------------------------
Foreign Currency
Sold
--------------------------------------------------------------------------------
GBP 673,976                         December 2005                        (7,885)
--------------------------------------------------------------------------------
Total (US$ Commitment--$1,158,351)                                       (7,885)
--------------------------------------------------------------------------------
Total Unrealized Depreciation on Forward
Foreign Exchange Contracts--Net                                         $(9,050)
                                                                        =======

o     Currency Abbreviations:

      EUR Euro
      GBP British Pound
      US$ U.S. Dollar

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................     $ 96,343,135
                                                                   ============
      Gross unrealized appreciation ..........................     $ 26,029,767
      Gross unrealized depreciation ..........................         (807,448)
                                                                   ------------
      Net unrealized appreciation ............................     $ 25,222,319
                                                                   ============

(a)   Depositary receipts.
(b)   Non-income producing security.
(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                          Net          Interest
      Affiliate                                        Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
         Cash Sweep Series I                          $2,619,407      $   10,688
      Merrill Lynch Liquidity Series, LLC
         Money Market Series                                  --      $    2,201
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


22      MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005

Statement of Assets and Liabilities
                                    Merrill Lynch Master International Portfolio

As of November 30, 2005
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value
                        (identified cost--$92,213,522) .........................................                      $ 118,577,513
                       Investments in affiliated securities (identified cost--$2,987,941) ......                          2,987,941
                       Foreign cash (cost--$870,910) ...........................................                            873,120
                       Cash ....................................................................                            255,309
                       Receivables:
                          Securities sold ......................................................    $   1,985,143
                          Dividends ............................................................          652,430
                          Contributions ........................................................           52,219         2,689,792
                                                                                                    -------------
                       Prepaid expenses and other assets .......................................                              2,010
                                                                                                                      -------------
                       Total assets ............................................................                        125,385,685
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
                       Unrealized depreciation on forward foreign exchange contracts--net ......                              9,050
                       Payables:
                          Securities purchased .................................................        2,555,394
                          Withdrawals ..........................................................          860,475
                          Investment adviser ...................................................           65,350
                          Other affiliates .....................................................            1,062         3,491,331
                                                                                                    -------------
                       Accrued expenses ........................................................                             55,643
                                                                                                                      -------------
                       Total liabilities .......................................................                          3,546,974
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets ..............................................................                      $ 121,838,711
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
                       Investor's capital ......................................................                      $  95,436,905
                       Unrealized appreciation--net ............................................                         26,401,806
                                                                                                                      -------------
                       Net Assets ..............................................................                      $ 121,838,711
                                                                                                                      =============

      See Notes to Financial Statements.

        MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005             23

Statement of Operations             Merrill Lynch Master International Portfolio

For the Six Months Ended November 30, 2005
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
                       Dividends (net of $146,722 foreign withholding tax) .....................                      $   1,459,737
                       Interest from affiliates ................................................                             10,688
                       Securities lending--net .................................................                              2,201
                                                                                                                      -------------
                       Total income ............................................................                          1,472,626
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ................................................    $     459,912
                       Custodian fees ..........................................................           62,717
                       Accounting services .....................................................           48,288
                       Professional fees .......................................................           19,811
                       Trustees' fees and expenses .............................................            9,172
                       Pricing fees ............................................................            4,074
                       Printing and shareholder reports ........................................              784
                       Other ...................................................................            4,637
                                                                                                    -------------
                       Total expenses ..........................................................                            609,395
                                                                                                                      -------------
                       Investment income--net ..................................................                            863,231
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain (Loss)--Net
-----------------------------------------------------------------------------------------------------------------------------------
                       Realized gain (loss) on:
                          Investments--net .....................................................        8,870,157
                          Foreign currency transactions--net ...................................          (25,623)        8,844,534
                                                                                                    -------------
                       Change in unrealized appreciation/depreciation on:
                          Investments--net .....................................................        3,446,592
                          Foreign currency transactions--net ...................................          (25,454)        3,421,138
                                                                                                    -------------------------------
                       Total realized and unrealized gain--net .................................                         12,265,672
                                                                                                                      -------------
                       Net Increase in Net Assets Resulting from Operations ....................                      $  13,128,903
                                                                                                                      =============

      See Notes to Financial Statements.


24      MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005

Statements of Changes in Net Assets
                                    Merrill Lynch Master International Portfolio


                                                                                                      For the Six        For the
                                                                                                     Months Ended       Year Ended
                                                                                                     November 30,         May 31,
Increase (Decrease) in Net Assets:                                                                       2005              2005
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ..................................................    $     863,231     $   2,122,226
                       Realized gain--net ......................................................        8,844,534        17,797,795
                       Change in unrealized appreciation/depreciation--net .....................        3,421,138          (465,176)
                                                                                                    -------------------------------
                       Net increase in net assets resulting from operations ....................       13,128,903        19,454,845
                                                                                                    -------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions .............................................       10,956,050        25,713,643
                       Fair value of withdrawals ...............................................      (24,646,856)      (69,493,760)
                                                                                                    -------------------------------
                       Net decrease in net assets derived from capital transactions ............      (13,690,806)      (43,780,117)
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Total decrease in net assets ............................................         (561,903)      (24,325,272)
                       Beginning of period .....................................................      122,400,614       146,725,886
                                                                                                    -------------------------------
                       End of period ...........................................................    $ 121,838,711     $ 122,400,614
                                                                                                    ===============================

      See Notes to Financial Statements.


Financial Highlights                Merrill Lynch Master International Portfolio

                                                                     For the Six
                                                                     Months Ended            For the Year Ended May 31,
The following ratios have been derived from                          November 30,  -----------------------------------------------
information provided in the financial statements.                       2005         2005         2004         2003         2002
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .........     11.29%+       14.08%       21.12%      (11.64%)      (9.27%)
                                                                     =============================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses ...................................       .99%*         .95%         .94%         .97%         .94%
                                                                     =============================================================
                       Investment income--net .....................      1.41%*        1.51%        1.60%        1.48%         .92%
                                                                     =============================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ...  $121,839      $122,401     $146,726     $151,972     $229,126
                                                                     =============================================================
                       Portfolio turnover .........................     35.89%        48.76%       73.55%      132.93%      140.65%
                                                                     =============================================================

*     Annualized.
+     Aggregate total investment return.

      See Notes to Financial Statements.


        MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005             25

Notes to Financial Statements       Merrill Lynch Master International Portfolio

1. Significant Accounting Policies:

Merrill Lynch Master International Portfolio (the "Portfolio") is a series of Mercury Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Portfolio, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments -- Equity securities that are held by the Portfolio that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Portfolio employs pricing services to provide certain securities prices for the Portfolio. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Portfolio, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Portfolio may engage in various portfolio investment strategies both to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities market. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Portfolio may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and


26      MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005

                                    Merrill Lynch Master International Portfolio

      at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Portfolio may purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Portfolio may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Portfolio may purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Portfolio invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

(d) Income taxes -- The Portfolio is considered as a "pass through" entity for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending -- The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for


        MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005             27

Notes to Financial Statements (concluded)
                                    Merrill Lynch Master International Portfolio

the loaned securities, it collects a fee from the borrower. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers International Limited ("MLIMIL"), an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. MLIMIL is an indirect, wholly-owned subsidiary of ML & Co.

MLIMIL is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee based upon the average daily value of the Portfolio's net assets at the following annual rates: .75% of the Portfolio's average daily net assets not exceeding $500 million and .70% of average daily net assets in excess of $500 million. The Trust has entered into a Sub-Advisory Agreement with FAM, with respect to the Portfolio, pursuant to which FAM provides investment advisory services with respect to the Portfolio's daily cash assets. MLIMIL has agreed to pay FAM a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that MLIMIL actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of MLIMIL, or its affiliates. Pursuant to that order, the Portfolio also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIMIL, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIMIL or its affiliates.

In addition, MLPF&S received $3,998 in commissions on the execution of portfolio security transactions for the Portfolio for the six months ended November 30, 2005.

For the six months ended November 30, 2005, the Portfolio reimbursed MLIMIL $1,313 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Funds, Inc., MLIMIL, FAM, PSI, ML & Co., and/or MLIM, LLC.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2005 were $43,523,472 and $58,681,523, respectively.

4. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by MLIMIL and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of ..07% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Portfolio's election, the federal funds rate plus ..50% or a base rate as defined in the credit agreement. The Portfolio did not borrow under the credit agreement during the six months ended November 30, 2005. On November 23, 2005, the credit agreement was renewed under substantially the same terms.


28      MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005

Disclosure of Investment Advisory Agreement

Activities of and Composition of the Board of Directors

All but one member of the Board of Directors is an independent director whose only affiliation with Merrill Lynch Investment Managers International Limited (the "Investment Adviser") or other Merrill Lynch affiliates is as a director of the Fund and certain other funds advised by the Investment Adviser or its affiliates. The Chair of the Board is also an independent director. New director nominees are chosen as nominees by a Nominating Committee comprised of independent directors. All independent directors also are members of the Board's Audit Committee and the independent directors meet in executive session at each in-person Board meeting. The Board and the Audit Committee meet in person for at least two days each quarter and conduct other in-person and telephone meetings throughout the year, some of which are formal board meetings, and some of which are informational meetings. The independent counsel to the independent directors attends all in-person Board and Audit Committee meetings and other meetings at the independent directors' request.

Investment Advisory Agreement -- Matters Considered by the Board

Every year, the Board considers approval of the Investment Advisory Agreement between the Mercury Master Trust (the "Trust") MLIMIL and the sub-advisory agreement between MLIMIL and Fund Asset Management, L.P. (together, the "Investment Advisory Agreements") and throughout each year, reviews and evaluates the performance of and services provided by the Investment Adviser. The Board also annually considers approval of the sub-advisory agreement on behalf of the Fund between the Investment Adviser and an affiliate. The Board assesses the nature, scope and quality of the services provided to the Trust and/or the Fund by the personnel of the Investment Adviser, the sub-adviser and their affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. The Board also receives and assesses information regarding the services provided to the Trust and the Fund by certain unaffiliated service providers.

At various times throughout the year, the Board also considers a range of information in connection with its oversight of the services provided by the Investment Adviser and its affiliates including the sub-adviser. Among the matters considered are: (a) fees (in addition to management fees) paid to the Investment Adviser and its affiliates by the Trust and/or the Fund, such as transfer agency fees and fees for marketing and distribution; (b) Trust or Fund operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Trust's and the Fund's investment objective, policies and restrictions, and its compliance with its Code of Ethics and the Investment Adviser's compliance policies and procedures; and (d) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

The Board believes that the Investment Adviser is one of the most experienced global asset management firms and considers the overall services provided by the Investment Adviser to be of high quality. The Board also believes that the Investment Adviser is financially sound and well managed and notes that the Investment Adviser is affiliated with one of America's largest financial firms. The Board works closely with the Investment Adviser in overseeing the Investment Adviser's efforts to achieve good performance. As part of this effort, the Board discusses portfolio manager effectiveness and, when performance is not satisfactory, discusses with the Investment Adviser taking steps such as changing investment personnel.

Annual Consideration of Approval by the Board of Directors

In the period prior to the Board meeting to consider renewal of the Investment Advisory Agreement and the sub-advisory agreement, the Board requests and receives materials specifically relating to the Trust's and the Fund's Investment Advisory Agreement and/or the sub-advisory agreement. These materials include (a) information compiled by Lipper Inc. ("Lipper") on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (b) sales and redemption data for the Fund; (c) a discussion by the Trust's/Fund's portfolio management team regarding investment strategies used by the Trust/Fund during its most recent fiscal year;
(d) information on the profitability to the Investment Adviser and its affiliates of the Investment Advisory Agreement, the sub-advisory agreement and other relationships with the Trust/Fund; and (e) information provided by the Investment Adviser concerning investment advisory fees charged to other clients, such as other mutual funds and offshore funds under similar investment mandates and generally to institutional clients. Since the sub-advisory services are provided by Fund Asset Management, L.P., an affiliate of the Investment Adviser, and no additional fee is paid for these services, the Board considered the sub-advisory agreement and Investment Advisory Agreement together. The Board also considers other matters it deems important to the approval process such as payments made to the Investment Adviser or


        MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005             29
its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Trust/Fund portfolio holdings, allocation of Trust/Fund brokerage fees (including the related benefits to the Investment Adviser of "soft dollars"), the Trust's/Fund's portfolio turnover statistics, and direct and indirect benefits to the Investment Adviser, the sub-adviser and their affiliates from their relationship with the Trust/Fund.

Certain Specific Renewal Data

In connection with the most recent renewal of the Trust's and the Fund's Investment Advisory Agreement and the sub-advisory agreement, in November 2005, the independent directors' and Board's review included the following:

The Investment Adviser's Services and Fund Perfor-mance -- The Board reviewed the nature, extent and quality of services provided by the Investment Adviser and sub-adviser, including the investment advisory services and sub-advisory services and the resulting performance of the Fund. The Board focused primarily on the Investment Adviser's investment advisory services and the Fund's investment performance. The Board compared Fund performance -- both including and excluding the effects of the Trust's/Fund's fees and expenses -- to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years. The Board noted that the Fund's performance within the group compared for the one-year and three-year periods ended August 31, 2005 was in the fourth quintile, and the Fund's performance for the five-year period ended August 31, 2005 was in the third quintile. Management informed the Board that it was planning certain changes in the portfolio management team for the Fund. The Board concluded that the Fund's performance was consistent with the Trust's/Fund's investment objective and the renewal of the Investment Advisory Agreement.

The Investment Adviser's Personnel and Investment Process -- The Board reviewed the investment objectives and strategies of the Trust and the Fund. The Board discussed with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equity investing group the strategies being used to achieve the stated objectives. Among other things, the Board considered the size, education and experience of the Investment Adviser's investment staff, its use of technology, and the Investment Adviser's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed the Investment Adviser's compensation policies and practices with respect to the Trust's/Fund's portfolio managers. The Board also considered the experience of the Trust's/Fund's portfolio management team and noted that Mr. Rowley, the Trust's/Fund's portfolio manager, has over seventeen years' experience in portfolio management. The Board concluded that the Investment Adviser and its investment staff and the Trust's/Fund's portfolio managers have extensive experience in analyzing and managing the types of investments used by the Trust and the Fund and that the Trust and the Fund benefit from that expertise.

Management Fees and Other Expenses -- The Board reviewed the Trust's/Fund's contractual management fee rate and actual management fee rate as a percentage of total assets at common asset levels -- the actual rate includes advisory and administrative service fees and the effects of any fee waivers -- compared to the other funds in its Lipper category. It also compared the Trust's/Fund's total expenses to those of other comparable funds. The Board considered the services provided to and the fees charged by the Investment Adviser to other types of clients such as other mutual funds and offshore funds, with similar investment mandates and noted that the fees charged by the Investment Adviser in those cases typically exceeded those being charged to the Trust/Fund. The Board also noted that, as a general matter, fees charged to institutional clients were lower than the fees charged to the Trust/Fund, but determined that the Investment Adviser provided less extensive services to such clients. The Board noted that the contractual management fee rate for the Trust/Fund was equal to the median fee rate charged by comparable funds, as determined by Lipper, and the Trust's/Fund's actual management fee rate and total expenses were higher than the median fees and expenses charged by such comparable funds. The Board has concluded that the Trust's/Fund's management fee and fee rate and overall expense ratio are reasonable compared to those of other comparable funds.

Profitability -- The Board considered the cost of the services provided to the Trust and/or the Fund by the Investment Adviser and the Investment Adviser's and its affiliates' profits relating to the management and distribution of the Fund and the MLIM/FAM-advised funds. As part of its analysis, the Board reviewed the Investment Adviser's methodology in allocating its costs to the management of the Trust and the Fund and concluded that there was a reasonable basis for


30      MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005

Disclosure of Investment Advisory Agreement (concluded)

the allocation. The Board believes the Investment Adviser's profits are reasonable in relation to the nature and quality of the services provided.

Economies of Scale -- The Board considered the extent to which economies of scale might be realized as the assets of the Trust/Fund increase and whether there should be changes in the management fee rate or structure in order to enable the Trust and the Fund to participate in these economies of scale. While there was no evidence to date that the Trust's or the Fund's assets have reached a level where such economies are effectively available, the Board noted that the Trust and Fund have breakpoints in place, and the Board will continue to seek information relating to economies of scale. The Board also considered the Investment Adviser's agreement to waive the Fund's advisory fee in the amount of the Fund's share of the investment advisory fee paid by the Trust. The Board determined that the current management fee structure was reasonable and that no changes were currently necessary.

Conclusion

After the independent directors deliberated in executive session, the entire Board, including all of the independent directors, approved the renewal of the existing Investment Advisory Agreement and sub-advisor agreement, concluding that the advisory fee was reasonable in relation to the services provided and that a contract renewal was in the best interests of the shareholders.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


        MERRILL LYNCH INTERNATIONAL FUND        NOVEMBER 30, 2005             31

[LOGO] Merrill Lynch Investment Managers

www.mlim.ml.com

--------------------------------------------------------------------------------

Mercury Advisors

A Division of Merrill Lynch Investment Managers

www.mercury.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch International Fund
Of Mercury Funds, Inc.
Box 9011
Princeton, NJ

08543-9011

                                                                #MLINTL -- 11/05

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch International Fund of Mercury Funds, Inc. and Merrill Lynch Master International Portfolio of Mercury Master Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch International Fund of Mercury Funds, Inc. and
    Merrill Lynch Master International Portfolio of Mercury
    Master Trust

Date: January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch International Fund of Mercury Funds, Inc. and
    Merrill Lynch Master International Portfolio of Mercury
    Master Trust

Date: January 25, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch International Fund of Mercury Funds, Inc. and
    Merrill Lynch Master International Portfolio of Mercury
    Master Trust

Date: January 25, 2006